Non-controlling Interests and Redeemable non-controlling Interest - Change in Redeemable non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	$ 25,913	$ 33,364
Net effect from operations	(6,955)	(9,006)
Contributions, net of costs	3,717	3,403
Dividends and distributions declared	(951)	(1,848)
Repurchase of non-controlling interest	(865)	0
Closing balance	20,859	25,913
Related Party
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	305,863	307,622
Net effect from operations	12,651	16,482
Contributions, net of costs	0	0
Dividends and distributions declared	(12,198)	(18,241)
Repurchase of non-controlling interest	0	0
Closing balance	$ 306,316	$ 305,863